Note 11 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
8.

COMMITMENTS AND CONTINGENCIES

Clinical trials

Since
2010,
the Company has entered into multiple clinical trial agreements with medical institutions in the United States, Europe and Asia for the purpose of enrolling patients into various clinical trials. The agreements are substantially similar by trial and include a detailed listing of the clinical trial services for which the Company will pay, how much will be paid for each service, a set-up charge (if any), Investigational Review Board fees, contractual term, and other provisions. The clinical trial services provided by each site generally include the screening of prospective patients and, for those patients to be enrolled in the study, administration of the Company's investigation drug according to the trial protocol, any required hospitalization, ancillary medical supplies, and
2
-week patient follow-up. Further, each agreement requires the Company to indemnify each respective clinical site against any and all liability, loss, or damage it may
suffer as a result of
third
-party claims; the Company maintains general product liability insurance of not
less than
$5
 million in conjunction with this indemnification. The agreements may
be terminated upon
30
 days' written notice, subject to conditions of paying all liabilities incurred through the date of termination. Additionally, with each screened patient, the Company incurs expense with other entities engaged to provide independent review of patient medical records.

Indemnification

From time to time, in its normal course of business, the Company may
indemnify other parties, with whom it enters into contractual relationships, including lessors and parties to other transactions with the Company. The Company may
agree to hold other parties harmless against specific losses, such as those that could arise from a breach of representation, covenant or third
-party infringement claims. It
may
not
be possible to determine the maximum potential amount of liability under such indemnification obligations due to the unique facts and circumstances that are likely to be involved in each particular claim and indemnification provision. Historically, there have been no
such indemnification claims. The Company has also indemnified its directors and executive officers, to the extent legally permissible, against all liabilities reasonably incurred in connection with any action in which such individual may
be involved by reason of such individual being or having been a director or executive officer.

Operating Leases

The Company adopted ASC
842
to our existing lease on
January 1, 2020.
The Company has elected to apply the short-term lease exception to leases of one
year or less. Presently, the Company has a single
twelve
-month lease on its Corporate Office located at
19925
Stevens Creek Blvd., Suite
100,
Cupertino, CA
95014.
The monthly lease payment is approximately
$1,200
and the lease was renewed on
February 1, 2021
for another
12
-month term.

11.
   COMMITMENTS AND CONTINGENCIES

Clinical trials

Since
2010,
the Company has entered into multiple clinical trial agreements with medical institutions in the United States, Europe and Asia for the purpose of enrolling patients into various clinical trials. The agreements are substantially similar by trial and include a detailed listing of the clinical trial services for which the Company will pay, how much will be paid for each service, a set-up charge (if any), Investigational Review Board fees, contractual term, and other provisions. The clinical trial services provided by each site generally include the screening of prospective patients and, for those patients to be enrolled in the study, administration of the Company's investigation drug according to the trial protocol, any required hospitalization, ancillary medical supplies, and
2
-week patient follow-up. Further, each agreement requires the Company to indemnify each respective clinical site against any and all liability, loss, or damage it may
suffer as a result of
third
-party claims; the Company maintains general product liability insurance of not
less than
$5
 million in conjunction with this indemnification. The agreements may
be terminated upon
30
 days' written notice, subject to conditions of paying all liabilities incurred through the date of termination. Additionally, with each screened patient, the Company incurs expense with other entities engaged to provide independent review of patient medical records.

Indemnification

From time to time, in its normal course of business, the Company may
indemnify other parties, with whom it enters into contractual relationships, including lessors and parties to other transactions with the Company. The Company may
agree to hold other parties harmless against specific losses, such as those that could arise from a breach of representation, covenant or third
-party infringement claims. It
may
not
be possible to determine the maximum potential amount of liability under such indemnification obligations due to the unique facts and circumstances that are likely to be involved in each particular claim and indemnification provision. Historically, there have been no
such indemnification claims. The Company has also indemnified its directors and executive officers, to the extent legally permissible, against all liabilities reasonably incurred in connection with any action in which such individual may
be involved by reason of such individual being or having been a director or executive officer.

Operating Leases

The Company has adopted ASC
842
to our existing leases. The Company has elected to apply the short-term lease exception to leases of one
year or less. Presently, the Company has a single
twelve
-month lease on its Corporate Office located at
19925
Stevens Creek Blvd., Suite
100,
Cupertino, CA
95014.
The monthly lease payment is approximately
$1,200
and the lease expired on
January
31,
2021
at which point the Company renewed for another
12
-month term.